Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
US [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
US [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	1	1	1
RMB [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.088	7.125	7.1779
RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.1623	7.1126	7.0368